Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2023
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
18.	SUPPLEMENTAL CASH FLOW INFORMATION

	March 31, 2023	March 31, 2022
	($)	($)
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares	-	11,441